Equity	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
EQUITY

NOTE 14. EQUITY

Ordinary shares

The Company has 45 million ordinary shares authorized. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The par value of share capital is EUR0.01 per share.

Controlled Equity Offering

In December 2022, the Company entered into a Controlled Equity Offering, known as an “ATM” facility. Pursuant to the ATM, the Company at its discretion and subject to an effective registration statement with the U.S. Securities and Exchange Commission, may sell through its agent ordinary shares at market prices, for a fee of 3%. During the nine months ended September 30, 2023 the Company issued 307,365 ordinary shares pursuant to the ATM for net proceeds of $1,894,742, at an average price of $6.16.

In addition, during the nine months ended September 30, 2023, the Company issued ordinary shares as follows:

●	134,500 ordinary shares issued for services rendered which were valued at $503,690

●	305,771 ordinary shares issued for cashless exercise of warrants

●	54,428 ordinary shares issued for a commitment fee on a convertible promissory note valued at $250,000

●	300,000 ordinary shares issued for acquisition of intangible assets valued at $2,055,000

●	1,015,939 ordinary shares issued for conversion of debt of $3,000,000

Warrants

During the year ended December 31, 2021, in conjunction with private sales units, which included ordinary shares and warrants, the Company issued 3,755,000 warrants and issued 161,000 underwriter warrants with its IPO, cumulatively valued at $754,286, which was recorded to Reserve in the Statement of Financial Position. The warrants were valued using the Black-Scholes pricing model. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.  Unexercised warrants were to expire in November 2023. On September 8, 2023 the Board of Directors approved an amendment to the outstanding warrant agreements, which all warrant holders accepted. The amendment extended the remaining life of the warrants to November 9, 2024 and removed the option for cashless exercise. No other terms were changed.

During the year ended December 31, 2021, the estimated fair value of the warrants as follows:

Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

A summary of activity during the nine months ended September 30, 2023 is as follows:

	Warrant	Weighted- Average	Weighted- Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	3,247,500	$3.00	0.44
Grants	-	-	-
Exercised	(816,667)	3.00	-
Expired	-	-	-
Balance as of September 30, 2023	2,430,833	$3.00	1.11

Stock options

During 2021, we adopted our 2021 Omnibus Incentive Plan, and on June 28, 2022 we adopted our 2022 Omnibus Incentive Plan (the “Plans”). Under the Plans, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the Plans, the aggregate number of shares underlying awards that we could issue cannot exceed 3,100,000 ordinary shares.

During the nine months ended September 30, 2023, the Company granted 332,500 stock options valued at $1,174,201. Stock options with time-based vesting were valued using the Black-Scholes pricing model.

During the nine months ended September 30, 2023, the Company recorded stock-based compensation of $2,432,948 and had unamortized expense of $3,856,598 as of September 30, 2023. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the nine months ended September 30, 2023, the estimated fair values of the stock options are as follows:

September 30,
2023
Exercise price	$4.09 – 7.02
Expected term	5.25 – 7.00 years
Expected average volatility	70% - 76%
Expected dividend yield	-
Risk-free interest rate	3.48% - 4.27%

A summary of activity during the nine months ended September 30, 2023 follows:

	Stock options	Weighted- Average	Weighted- Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	332,500	4.93	10.00
Exercised	-	-	-
Forfeited	(47,092)	6.48	-
Expiry	-	-	-
Balance as of September 30, 2023	2,679,558	$6.96	8.59

Exercisable as of September 30, 2023	1,626,816	$6.12	8.17